Information by operating segment (Details 3) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current assets	$ 21,836	$ 32,445
Non-current assets	159,809	184,622
Investments	659	1,358
Property, plant and equipment	136,285	153,424	$ 130,169
Total Assets	181,645	217,067
Exploration And Development Costs [Member]
IfrsStatementLineItems [Line Items]
Current assets	2,697	2,804
Non-current assets	122,854	136,064
Long-term receivables	7,056	9,028
Investments	299	344
Property, plant and equipment	113,761	124,254
Operating assets	91,895	108,405
Under construction	21,866	15,849
Intangible assets	1,738	2,438
Total Assets	125,551	138,868
Refining Transportation And Marketing [Member]
IfrsStatementLineItems [Line Items]
Current assets	9,017	11,002
Non-current assets	18,708	23,800
Long-term receivables	2,217	2,068
Investments	114	811
Property, plant and equipment	16,257	20,786
Operating assets	14,828	18,128
Under construction	1,429	2,658
Intangible assets	120	135
Total Assets	27,725	34,802
Gas And Power [Member]
IfrsStatementLineItems [Line Items]
Current assets	379	370
Non-current assets	4,881	6,406
Long-term receivables	91	83
Investments	182	145
Property, plant and equipment	4,541	6,101
Operating assets	3,936	3,605
Under construction	605	2,496
Intangible assets	67	77
Total Assets	5,260	6,776
Corporates And Other [Member]
IfrsStatementLineItems [Line Items]
Current assets	13,923	23,547
Non-current assets	13,366	18,352
Long-term receivables	11,246	15,619
Investments	64	58
Property, plant and equipment	1,726	2,283
Operating assets	1,242	1,770
Under construction	484	513
Intangible assets	330	392
Total Assets	27,289	41,899
Eliminations [Member]
IfrsStatementLineItems [Line Items]
Current assets	(4,180)	(5,278)
Non-current assets
Long-term receivables
Investments
Property, plant and equipment
Operating assets
Under construction
Intangible assets
Total Assets	(4,180)	(5,278)
Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Current assets	21,836	32,445
Non-current assets	159,809	184,622
Long-term receivables	20,610	26,798
Investments	659	1,358
Property, plant and equipment	136,285	153,424
Operating assets	111,901	131,908
Under construction	24,384	21,516
Intangible assets	2,255	3,042
Total Assets	$ 181,645	$ 217,067